Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 5,761	£ 6,975
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	104	0
Licensing fees - opt-in payments and milestones achieved
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Licensing fees - upfront payments and research funding (including term extension payments)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 5,657	£ 6,975